FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jan. 31, 2018
Financial Instruments Tables
Schedule of Contractual concentration of credit risk

	January 31, 2018	January 31, 2017

Cash and cash equivalents held at major financial institutions
Canada – cash and cash equivalents	$1,874,545	$15,260
US – cash and cash equivalents	12,446,888	39,587

	14,321,433	54,847
Term deposits – US	3,694,415	-
Royalty receivable	3,540,753	-
Reclamation deposits held at major financial institutions	-	83,277

Total cash and cash equivalents, term deposits, royalty receivable and reclamation deposits	21,556,601	$138,124

Schedule of Foreign Currency Risk

	January 31, 2018		January 31, 2017

Cash and cash equivalents	US$	10,125,183	US$	30,424

Term deposits		3,005,300
Other amounts receivable		-		181
Royalty receivable		2,880,300		-
Reclamation bonds		-		64,000
Accounts payable		-		(15,369)

Net exposure	US$	16,010,783	US$	79,326

Canadian dollar equivalent		$19,682,055		$103,101

Schedule of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Cash and cash equivalents	$14,321,433	$-	$-
Term deposits	3,694,415	-	-
Investments	$60,057	$-	$-
	18,075,905